SUBSEQUENT EVENTS - Effects of Previous Transaction (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Total assets	$ 366,903,925	$ 322,895,870
Liabilities
Total liabilities	327,432,278	287,456,313
Equity
Equity attributable to owners of the parent	23,013,653	20,657,298
Non-controlling interests	16,457,994	14,782,259
Total equity	39,471,647	35,439,557	$ 33,348,269
Total liabilities and equity	366,903,925	$ 322,895,870
Announcement of plan to discontinue operation [member] | Previously Reported [Member] | Forecast [Member]
Assets
Total assets	255,095,763
Liabilities
Total liabilities	225,549,612
Equity
Equity attributable to owners of the parent	16,192,645
Non-controlling interests	13,353,506
Total equity	29,546,151
Total liabilities and equity	255,095,763
Announcement of plan to discontinue operation [member] | Revision of Prior Period, Adjustment [Member] | Forecast [Member]
Assets
Total assets	(111,808,162)
Liabilities
Total liabilities	(101,882,666)
Equity
Equity attributable to owners of the parent	(6,821,008)
Non-controlling interests	(3,104,488)
Total equity	(9,925,496)
Total liabilities and equity	$ (111,808,162)